Putnam Investments

One Post Office Square

Boston, MA 02109

December 2, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237)(the “Trust”), on behalf of its’ Putnam Research Fund and Putnam Growth Opportunities Fund series (the “Funds”)
Post-Effective Amendment No. 171 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 171 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 23, 2016.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 2577.

Very truly yours,

Putnam Investment Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James Thomas, Esq.